Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Telephone (215) 564-8000

Fax (215) 564-8120

www.stradley.com

Jana L. Cresswell

JCresswell@stradley.com

215.564.8048

1933 Act Rule 485(a)(1)

1933 Act File No. 333-146680

1940 Act File No. 811-22132

April 24, 2008

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Funds

File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 1/3 (the “Amendment”) to the Registration Statement of the Aberdeen Funds (the “Trust”). The purpose of this Amendment is to reflect the addition of the performance and relevant financial information of certain series of the Nationwide Mutual Funds, which will be acquired by the series of the Trust pursuant to a reorganization anticipated to close on June 23, 2008.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectuses and the statement of additional information relating to the series of the Trust.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/Jana L. Cresswell

Jana L. Cresswell